Derivative financial instruments - Schedule of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Total derivative assets
Derivative assets, fair value	$ 12,247	$ 81,770
Total derivative liabilities
Derivative liabilities, fair value	72,727	15,440
Derivative assets not designated as accounting cash flow hedges: | Interest rate contracts
Total derivative assets
Derivative assets, notional amount	500,000	852,500
Derivative assets, fair value	3,471	11,216
Total derivative liabilities
Derivative liabilities, notional amount	200,000	0
Derivative liabilities, fair value	3,327	0
Derivative assets designated as accounting cash flow hedges: | Interest rate contracts | Cash Flow Hedging
Total derivative assets
Derivative assets, notional amount	1,705,000	4,475,000
Derivative assets, fair value	8,776	70,554
Total derivative liabilities
Derivative liabilities, notional amount	4,905,000	1,655,000
Derivative liabilities, fair value	$ 69,400	$ 15,440